Long-term investments (Additional Information) (Detail)					1 Months Ended		12 Months Ended
	Feb. 23, 2016 CAD	Oct. 19, 2015 USD ($) member MW	Oct. 06, 2015 USD ($) member	Nov. 14, 2014 USD ($) MW	Dec. 31, 2015 CAD member Tranche	Nov. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD member Tranche MW	Dec. 31, 2015 USD ($) MW	Dec. 31, 2014 CAD	Dec. 31, 2011 CAD	Dec. 31, 2015 USD ($) member Tranche	Dec. 31, 2014 USD ($)	Dec. 31, 2012 CAD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | CAD					CAD 119,383,000			CAD 119,383,000		CAD 39,510,000
Red Lily I Project, wind energy facility, capacity (in megawatt) | MW								26.4	26.4
Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | CAD					CAD 96,924,000			CAD 96,924,000		17,582,000
Red Lily Senior loan, interest at 6.31% | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate					6.31%			6.31%				6.31%
Notes receivable | CAD					CAD 11,588,000			CAD 11,588,000		11,588,000
Number of tranches | Tranche					2			2				2
Prepayment received | CAD														CAD 1,412,000
Red Lily Subordinated loan, interest at 12.5% | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate					12.50%			12.50%				12.50%
Notes receivable | CAD					CAD 6,565,000			CAD 6,565,000		6,565,000
Red Lily Senior Loan Tranche 1 | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Third party payments to acquire note receivable | CAD								CAD 27,000,000
Red Lily Senior Loan Tranche 2 | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate					6.31%			6.31%				6.31%
Third party payments to acquire note receivable | CAD								CAD 4,000,000
Payments to acquire notes receivable | CAD											CAD 13,000,000
50% interest in Odell and Deerfield Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Guarantee obligations | $												$ 1,147,000
50% interest in Odell and Deerfield Wind Projects | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated interest rate after commercial operation					5.00%			5.00%				5.00%
Letter of credit fee percent								2.00%	2.00%
Note receivable termination period								30 days	30 days
Note receivable, term								5 years	5 years
50% interest in Odell and Deerfield Wind Projects | Development loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate					8.00%			8.00%				8.00%
50% interest in Odell and Deerfield Wind Projects | Development loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate					7.00%			7.00%				7.00%
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest		50.00%			50.00%			50.00%				50.00%
Project power capacity | MW		150
Number of members | member		2			2			2				2
Contributions of capital | $		$ 1,000,000
Option to acquire percentage of ownership								50.00%	50.00%
Equity method investment, option to purchase, adjustment period								90 days	90 days
Interest capitalized on non-regulated property | CAD								CAD 94,000
Maximum exposure to loss | CAD					CAD 321,472,000			CAD 321,472,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo | Letter of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued | $												$ 43,238,000
50% Interest in Deerfield Wind Project | Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $												$ 7,281,000
50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest				50.00%	50.00%			50.00%				50.00%
Project power capacity | MW				200
Number of members | member			2		2			2				2
Contributions of capital | $			$ 23,800,000	$ 1,000,000
Option to acquire percentage of ownership								50.00%	50.00%
Equity method investment, option to purchase, adjustment period								30 days	30 days
Interest capitalized on non-regulated property | CAD								CAD 4,415,000		CAD 0
Maximum exposure to loss | CAD					CAD 190,840,000			CAD 190,840,000
50% interest in Odell Wind Project | Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $												$ 62,751,000
Interest in Odell Wind Project to Utility under the PPA | Odell SponsorCo | Letter of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued | $												15,000,000
Interest in Odell Wind Project Pursuant to the Generator Interconnection Agreement | Odell SponsorCo | Letter of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued | $												$ 1,119,000
4.0% interest in natural gas transmission pipeline
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest					4.00%			4.00%				4.00%
4.0% interest in natural gas transmission pipeline | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage					10.00%
2.5% interest in natural gas pipeline development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest						2.50%
Total invested | $												$ 4,063,000	$ 375,000
2.5% interest in natural gas pipeline development | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage						10.00%		10.00%	10.00%
Investment commitment if option is exercised | $									$ 520,000,000
Subsequent Event | Red Lily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, exercisable period	90 days
Subsequent Event | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subordinated loan to be advanced | CAD	CAD 15,588,000
Subsequent Event | Maximum | Red Lily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage	75.00%
Plan | 50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated construction costs | $		$ 303,000,000
Plan | 50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated construction costs | $				$ 322,766,000
Forecast | 50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contributions of capital | $							$ 18,596,000
Equity method investment, contribution, percent of accrued interest							7.00%